Consolidated Statements of Changes In Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends declared, per shares	$ 0.60	$ 0.60	$ 0.62
Shares of stock pursuant to dividend reinvestment plan	79,962	79,816	95,403
Common shares repurchased	6,148	5,969	19,493
Shares of stock pursuant to exercise of stock options	5,284	3,659	29,630
Net change in unrealized loss on available-for-sale securities, tax	$ 2,612	$ 1,782	$ 59
Common Stock
Shares of stock pursuant to dividend reinvestment plan	79,962	79,816	95,403
Common shares repurchased	6,148	5,969	19,493
Shares of stock pursuant to exercise of stock options	5,284	3,659	29,630
Additional Paid-In Capital
Shares of stock pursuant to dividend reinvestment plan	79,962	79,816	95,403
Common shares repurchased	6,148	5,969	19,493
Shares of stock pursuant to exercise of stock options	5,284	3,659	29,630
Retained Earnings
Cash dividends declared, per shares	$ 0.60	$ 0.60	$ 0.62
Net Unrealized Gain (Loss) On Available-For- Sale Securities
Net change in unrealized loss on available-for-sale securities, tax	$ 2,612	$ 1,782	$ 59